Research and Development Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Research and Development Expenses [Line Items]
Research and Development Expense, Total	$ 26,082	$ 18,180	$ 8,313
Research and Development Expense [Member]
Research and Development Expenses [Line Items]
Chemistry and formulation studies	5,856	3,439	968
Salaries	2,570	2,283	1,617
Stock-based compensation	871	883	582
Research and preclinical studies	1,873	1,962	963
Clinical studies	13,225	8,346	3,575
Regulatory and other expenses	1,687	1,267	608
Research and Development Expense, Total	$ 26,082	$ 18,180	$ 8,313